Property, Plant, and Equipment, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 6,999	$ 5,807	$ 5,148
Amortization of right-of-use assets	98
Capital leases, depreciation and amortization		80	80
Research and Development Expense
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 3,700	$ 1,200	$ 1,400